Document and Entity Information	Mar. 10, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2020
Entity File Number	0-10967
Entity Registrant Name	FIRST MIDWEST BANCORP INC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3161078
Entity Address, Address Line One	8750 West Bryn Mawr Avenue, Suite 1300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	708
Local Phone Number	831-7483
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FMBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000702325
Amendment Flag	false